Shareholders’ equity (Details Narrative)		1 Months Ended					12 Months Ended
	Apr. 01, 2023 shares	Oct. 31, 2024 ¥ / shares	Oct. 24, 2023 shares	Jun. 24, 2021 ¥ / shares shares	Jan. 31, 2021 shares	Jan. 24, 2021 ¥ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Feb. 02, 2024 ¥ / shares	Dec. 31, 2022 shares	Mar. 26, 2021 shares	Jan. 06, 2021 CNY (¥) shares	Dec. 31, 2020 shares	Nov. 10, 2020 $ / shares shares	May 09, 2018 ¥ / shares shares
Class of Stock [Line Items]
Founder shares issued							8,540
Share consolidation description		The authorized share capital of the Company shall be changed from US$10,000,000 divided into 500,000,000 consolidated ordinary share s to US$10,000,000 divided into 400,000,000 Class A ordinary shares, and 100,000,000 Class B ordinary shares.
Stock issued during period, shares, reverse stock splits							54,503,750	297,060
Retained earnings for statutory reserves | ¥							¥ 11,670	¥ 26,956
Statutory reserve | ¥							¥ 40,867,446
Merger [Member]
Class of Stock [Line Items]
Common stock, par value per share | $ / shares														$ 0.02
Common stock, shares issued														254,060
Private Placement [Member]
Class of Stock [Line Items]
Sale of shares				270,500
Ordinary Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized															500,000,000
Common stock, par value per share | ¥ / shares		¥ 0.001							¥ 0.0001						¥ 0.0001
Share split					10 for 1
Common stock shares outstanding					10					1,708,000			10
Founder shares issued											287,500	1,150,000
Fouinder shares issued value | ¥												¥ 25,000
Shares issued				270,500
Common stock, shares issued										1,708,000			10
Shares subject to possible-redemption										5,750,000			0
Shares cancelled														222,772
Ordinary Shares [Member] | Convertible Note Purchase Agreements [Member]
Class of Stock [Line Items]
Number of shares issued							54,204,890
Ordinary Shares [Member] | Employee Stock Incentive 2023 Plan [Member]
Class of Stock [Line Items]
Number of shares issued	1,800		43,000
Ordinary Shares [Member] | Initial Public Offering [Member]
Class of Stock [Line Items]
Sale of shares						5,750,000
Sell price per share | ¥ / shares						¥ 10.00
Ordinary Shares [Member] | Private Placement [Member]
Class of Stock [Line Items]
Shares issued				270,500
Shares price | ¥ / shares				¥ 10